The Advisors' Inner Circle Fund III

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                       KNIGHTS OF COLUMBUS CORE BOND FUND
  Class S Shares: KCCSX o Investor Shares: KCCVX o Institutional Shares: KCCIX

                       SUMMARY PROSPECTUS | MARCH 1, 2016








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Before you invest, you may want to review the Fund's complete prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at http://www.kofcassetadvisors.org/kadv/en/solutions/funds.html. You can also get this information at no cost by calling 1-844-KC-Funds (1-844-523-8637), by sending an e-mail request to KofCFunds@seic.com, or by asking any financial intermediary that offers shares of the Fund. The Fund's prospectus and statement of additional information, both dated March 1, 2016, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.
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

INVESTMENT OBJECTIVE

The Knights of Columbus Core Bond Fund (the "Core Bond Fund" or the "Fund") seeks current income and capital preservation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENTS)

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Redemption Fee (as a percentage of amount redeemed, if shares redeemed
have been held for less than 30 days)                                      2.00%
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ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE
OF THE VALUE OF YOUR INVESTMENT)

----------------------------------------------------------------------------------------------------------
                                      INSTITUTIONAL                CLASS S               INVESTOR
                                         SHARES                    SHARES                 SHARES
----------------------------------------------------------------------------------------------------------
Management Fees                                 0.40%                    0.40%                 0.40%
----------------------------------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                                    None                     None                  0.25%
----------------------------------------------------------------------------------------------------------
Other Expenses                                  0.79%                    0.91%                 0.99%
                                                -----                    -----                 -----
----------------------------------------------------------------------------------------------------------
  Shareholder Servicing Fees          None                     0.03%                0.20%
----------------------------------------------------------------------------------------------------------
  Other Operating Expenses            0.79%                    0.88%                0.79%
----------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                              1.19%                    1.31%                 1.64%
----------------------------------------------------------------------------------------------------------
Less Fee Reductions and/or
Expense Reimbursements                         (0.69)%                  (0.61)%               (0.69)%
                                               -------                  -------               -------
----------------------------------------------------------------------------------------------------------
Total Annual Fund Operating
Expenses After Fee Reductions
and/or Expense Reimbursements(1)                0.50%                    0.70%                 0.95%
----------------------------------------------------------------------------------------------------------

(1) Knights of Columbus Asset Advisors LLC ("Knights of Columbus Asset Advisors" or the "Adviser") has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 0.50%, 0.70% and 0.95% of the Fund's Institutional Shares', Class S Shares' and Investor Shares' average daily net assets, respectively, until February 28, 2017 (the "contractual expense limit"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2017.


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

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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                          1 YEAR      3 YEARS      5 YEARS      10 YEARS
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Institutional Shares       $51         $309         $588         $1,382
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Class S Shares             $72         $355         $660         $1,526
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Investor Shares            $97         $450         $827         $1,886
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PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. For the fiscal period from February 27, 2015 (commencement of Fund operations) to October 31, 2015, the Fund's portfolio turnover rate was 68% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds. This investment policy can be changed by the Fund upon 60 days' prior written notice to shareholders. For purposes of this policy, bonds include a variety of fixed-income instruments, such as securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, municipal bonds, corporate obligations, residential and commercial mortgage-backed securities, and asset-backed securities. The Fund invests primarily in U.S. issuers and investment-grade securities, but may hold securities that are rated below investment grade ("high yield" or "junk bonds"). The Fund may invest in securities with any maturity or duration.



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

The Fund makes investment decisions consistent with the United States Conference of Catholic Bishops' Socially Responsible Investing Guidelines (the "USCCB Guidelines"), and therefore, does not invest in companies involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines.

In selecting investments to purchase on behalf of the Fund, the Adviser combines quantitative and qualitative analyses to identify market sectors and individual issuers that the Adviser believes are undervalued in the market. For corporate issuers, the Adviser analyzes the company's financial statements as well as its prospects for future cash generation, while for mortgage- or asset-backed securities, the Adviser analyzes the quality of the underlying receivables and structural credit enhancements. The Adviser will generally sell a security on behalf of the Fund if the security reaches its estimated fair value or is impacted by an adverse event, or if more attractive alternatives exist.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

CREDIT RISK -- The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

INTEREST RATE RISK -- As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund's share price to fall.

PREPAYMENT AND EXTENSION RISK -- When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund's assets tied up in lower interest debt obligations.



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

U.S. GOVERNMENT SECURITIES RISK -- The Fund's investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

MUNICIPAL BONDS RISK -- The Fund could be impacted by events in the municipal securities market. Negative events, such as severe fiscal difficulties, bankruptcy, an economic downturn, unfavorable legislation, court rulings or political developments could adversely affect the ability of municipal issuers to repay principal and to make interest payments.

CORPORATE FIXED INCOME SECURITIES RISK -- The prices of the Fund's corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers.

MORTGAGE-BACKED SECURITIES RISK -- Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

ASSET-BACKED SECURITIES RISK -- Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

HIGH YIELD BOND RISK -- High yield, or "junk," bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.


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

LIQUIDITY RISK -- Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance.

CATHOLIC VALUES INVESTING RISK -- The Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions.

PERFORMANCE INFORMATION

The Fund commenced operations on February 27, 2015, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund's website at www.kofcassetadvisors.org or by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

INVESTMENT ADVISER

Knights of Columbus Asset Advisors LLC

PORTFOLIO MANAGERS

Mr. Anthony V. Minopoli, President and Chief Investment Officer, has managed the Fund since its inception in 2015.

Mr. E. Neill Jordan, CFA, Portfolio Manager, has managed the Fund since its inception in 2015.

Mr. Gilles A. Marchand Jr., CFA, Portfolio Manager, has managed the Fund since its inception in 2015.

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

PURCHASE AND SALE OF FUND SHARES

You may generally purchase or redeem shares on any day that the New York Stock Exchange ("NYSE") is open for business.

To purchase Institutional Shares of the Fund for the first time, you must invest, in the aggregate, at least $25,000 in one or more Knights of Columbus Fund(s). If you hold Institutional Shares of a Knights of Columbus Fund, you may purchase Institutional Shares of the Fund in amounts of at least $250.

To purchase Investor Shares of the Fund for the first time, you must invest, in the aggregate, at least $1,000 in one or more Knights of Columbus Fund(s). If you hold Investor Shares of a Knights of Columbus Fund, there is no minimum for purchases of Investor Shares of the Fund.

There is no minimum initial or subsequent investment amount for Class S Shares of the Fund.

The Fund may accept investments of smaller amounts in its sole discretion.

If you own your shares directly, you may redeem your shares by contacting the Fund directly by mail at Knights of Columbus Funds, P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: Knights of Columbus Funds, c/o DST Systems, Inc. 430 West 7th Street, Kansas City, MO 64105) or telephone at 1-844-KC-FUNDS (1-844-523-8637).

If you own your shares through an account with a broker or other financial intermediary, contact that broker or financial intermediary to redeem your shares. Your broker or financial intermediary may charge a fee for its services in addition to the fees charged by the Fund.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts ("IRAs"), in which case your distribution will be taxed when withdrawn from the tax-deferred account.

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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

                                                                 KOC-SM-001-0200